Commitments and Contingencies (Details)		9 Months Ended	11 Months Ended
	Aug. 03, 2021 shares	Sep. 30, 2022 USD ($) item shares	Dec. 31, 2021 USD ($) item shares	Sep. 17, 2021 shares
Subsidiary, Sale of Stock
Maximum Number Of Demands For Registration Of Securities | item		3	3
Underwriting Discount Percentage		1.00%	1.00%
Underwriter cash discount | $			$ 1,500,000
Deferred underwriting discount | $		$ 5,250,000	$ 5,250,000
Deferred Underwriting Discount Percentage		3.50%	3.50%
Number of shares subject to forfeiture			562,500
Over-allotment option
Subsidiary, Sale of Stock
Option vesting period	45 days	45 days	45 days
Option to Purchase Additional Units Given to Underwriters	2,250,000	2,250,000	2,250,000
Number of shares subject to forfeiture				562,500